Senior Notes and Secured Indebtedness - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended				10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member] Delaware Lyon [Member]	Mar. 31, 2013 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Mar. 31, 2012 Successor [Member] California Lyon [Member]	Mar. 31, 2013 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Mar. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Successor [Member] Eliminating Entries [Member]	Mar. 31, 2013 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2010 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating revenue
Home sales					$ 15,109	$ 76,434				$ 348,935				$ 9,910	$ 54,805	$ 198,108	$ 3,789	$ 21,629	$ 47,989	$ 1,410		$ 102,838				$ 16,687					$ 207,055	$ 284,069				$ 10,024	$ 176,992	$ 263,864	$ 4,316	$ 19,954	$ 16,595	$ 2,347	$ 10,109	$ 3,610
Construction services					3,195	4,419				23,825				3,195	4,419	23,825										8,883					19,768	10,629				8,883	19,768	10,629
Management fees														65		534							(65)		(534)											110	468	165							(110)	(468)	(165)
Revenues					18,304	80,853				372,760				13,170	59,224	222,467	3,789	21,629	47,989	1,410		102,838	(65)		(534)	25,570					226,823	294,698				19,017	197,228	274,658	4,316	19,954	16,595	2,347	10,109	3,610	(110)	(468)	(165)
Operating costs
Cost of sales					(13,063)	(63,328)				(297,989)				(8,507)	(45,568)	(163,083)	(3,377)	(17,839)	(41,516)	(1,244)	79	(93,924)	65		534	(14,598)					(188,723)	(246,177)				(8,819)	(162,148)	(228,542)	(3,820)	(18,225)	(16,167)	(2,069)	(8,818)	(1,633)	110	468	165
Impairment loss on real estate assets																															(128,314)	(111,860)					(70,742)	(111,860)					(57,572)
Construction services					(2,896)	(4,038)				(21,416)				(2,896)	(4,038)	(21,416)										(8,223)					(18,164)	(7,805)				(8,223)	(18,164)	(7,805)
Sales and marketing					(1,093)	(4,668)				(13,928)				(786)	(3,485)	(10,705)	(210)	(997)	(2,617)	(97)	(186)	(606)				(1,944)					(16,848)	(19,746)				(1,496)	(14,528)	(17,953)	(260)	(1,318)	(1,208)	(188)	(1,002)	(585)
General and administrative					(2,213)	(8,524)				(26,095)				(2,181)	(8,457)	(25,872)	(32)	(67)	(221)			(2)				(3,302)					(22,411)	(25,129)				(3,246)	(22,070)	(24,795)	(56)	(340)	(313)		(1)	(21)
Amortization of intangible assets			(5,800)		(1,402)	(622)				(5,757)				(1,402)	(622)	(5,757)
Other					(599)	(485)				(2,909)				(504)	(484)	(3,027)		(1)	(2)	(95)		120				(187)					(3,983)	(2,740)				(16)	(2,979)	(2,740)				(171)	(1,004)
Operating expenses					(21,266)	(81,665)				(368,094)				(16,276)	(62,654)	(229,860)	(3,619)	(18,904)	(44,356)	(1,436)	(107)	(94,412)	65		534	(28,254)					(378,443)	(413,457)				(21,800)	(290,631)	(393,695)	(4,136)	(19,883)	(17,688)	(2,428)	(68,397)	(2,239)	110	468	165
Equity in income of unconsolidated joint ventures																															3,605	916					3,605	916
(Loss) income from subsidiaries											(5,059)	(3,445)	(8,859)	2	2,539	11,681							5,057	906	(2,822)								228,383	(193,330)	(136,786)	11,536	(59,588)	(1,053)			12				(239,919)	252,918	137,827
Operating (loss)					(2,962)	(812)				4,666	(5,059)	(3,445)	(8,859)	(3,104)	(891)	4,288	170	2,725	3,633	(26)	(107)	8,426	5,057	906	(2,822)	(2,684)					(148,015)	(117,843)	228,383	(193,330)	(136,786)	8,753	(149,386)	(119,174)	180	71	(1,081)	(81)	(58,288)	1,371	(239,919)	252,918	137,827
(Loss) gain on extinguishment of debt	1,000			300						(1,392)						(1,392)																5,572						5,572
Interest expense, net of amounts capitalized					(1,714)	(1,284)				(9,127)				(1,650)	(1,284)	(9,227)				(64)		100				(2,507)					(24,529)	(23,653)				(2,407)	(23,639)	(23,653)				(100)	(890)
Other income (expense), net					47	87				1,528				60	95	618	(12)	(3)	(61)	(1)	(5)	971				230					838	57				266	1,018	280	(25)	(131)	(235)	(11)	(49)	12
(Loss) income before reorganization items and provision for income taxes					(4,629)	(2,009)				(4,325)	(5,059)	(3,445)	(8,859)	(4,694)	(2,080)	(5,713)	158	2,722	3,572	(91)	(112)	9,497	5,057	906	(2,822)	(4,961)					(171,706)	(135,867)	228,383	(193,330)		6,612	(172,007)		155	(60)		(192)	(59,227)		(239,919)	252,918
Reorganization items					(353)	(464)				(2,525)				(353)	(464)	(3,073)			1			547				233,458					(21,182)					221,796	(21,182)		(1)			11,663
(Loss) income before (provision) benefit from income taxes										(6,850)			(8,859)			(8,786)			3,573			10,044			(2,822)	228,497					(192,888)	(135,867)	228,383	(193,330)	(136,786)	228,408	(193,189)	(136,975)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
(Provision) benefit for income taxes										(11)						(11)															(10)	412					(10)	412
Net (loss) income					(4,982)	(2,473)	(1,288)	466	(1,057)	(6,861)	(5,059)	(3,445)	(8,859)	(5,047)	(2,544)	(8,797)	158	2,722	3,573	(91)	(112)	10,044	5,057	906	(2,822)	228,497	(130,926)	(39,700)	(11,095)	(11,177)	(192,898)	(135,455)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
Less: Net income attributable to noncontrolling interest					(77)	(75)				(1,998)										(77)	(75)	(1,998)				(114)					(432)	(1,331)										(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes					(5,059)	(2,548)				(8,859)	(5,059)	(3,445)	(8,859)	(5,047)	(2,544)	(8,797)	158	2,722	3,573	(168)	(187)	8,046	5,057	906	(2,822)	228,383	(131,300)	(39,634)	(11,171)	(11,225)	(193,330)	(136,786)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,357	(59,659)	52	(239,919)	252,918	137,827
Preferred stock dividends					(292)	(974)				(2,743)	(292)	(974)	(2,743)
Net (loss) income available to common stockholders					$ (5,351)	$ (3,522)				$ (11,602)	$ (5,351)	$ (4,419)	$ (11,602)	$ (5,047)	$ (2,544)	$ (8,797)	$ 158	$ 2,722	$ 3,573	$ (168)	$ (187)	$ 8,046	$ 5,057	$ 906	$ (2,822)